Summary of Significant Accounting Policies (Schedule of Share-based Compensation Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 324,008	$ 512,041	$ 652,589	$ 1,060,705	$ 1,894,099	$ 2,565,961	$ 2,513,159
Shares, Granted					852,139	1,934,566	2,722,131
Unrecognized share-based compensation expense related to unvested awards	1,800,000		1,800,000		2,300,000
Weighted average period over which unrecognized compensation is to be recognized			2 years 1 month 17 days		2 years 4 months 10 days
Proceeds from stock options exercised					38,984	118,309	56,208
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	73,859	127,076	162,493	244,143	518,375	754,554	1,008,368
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 250,149	$ 384,965	$ 490,096	$ 816,562	$ 1,375,724	$ 1,811,407	$ 1,504,791